SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Pre-Effective Amendment No.                                            [ ]
                            ----------

Post-Effective Amendment No.   43   (File No. 2-89288)                 [X]
                             ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.       45     (File No. 811-3956)                         [X]
                  -------

AXP STRATEGY SERIES, INC.
200 AXP Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check  appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on February 15, 2002, pursuant to paragraph (b)
     [ ] 60 days after filing  pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after  filing  pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

AXP Equity Value Fund Prospectus filed electronically as Part A on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

AXP Focus 20 Fund Prospectus filed electronically as Part A on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

AXP Small Cap Advantage Fund Prospectus filed electronically as Part A on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

AXP Small Cap Growth Fund Prospectus filed electronically as Part A on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

AXP Strategy Aggressive Fund Prospectus filed electronically as Part A on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

PART B.

AXP Equity Value Fund Statement of Additional Information filed electronically as Part B on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

AXP Focus 20 Fund Statement of Additional Information filed electronically as Part B on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

AXP  Small  Cap  Advantage  Fund  Statement  of  Additional   Information  filed
electronically as Part B on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

AXP  Small  Cap  Growth  Fund   Statement  of   Additional   Information   filed
electronically as Part B on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

AXP  Strategy   Aggressive  Fund  Statement  of  Additional   Information  filed
electronically as Part B on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

Financial Statements for AXP Equity Value Fund filed electronically as Part B on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

Financial Statements for AXP Focus 20 Fund filed electronically as Part B on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

Financial Statements for AXP Small Cap Advantage Fund filed electronically as Part B on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

Financial Statements for AXP Small Cap Growth Fund filed electronically as Part B on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

Financial Statements for AXP Strategy Aggressive Fund filed electronically as Part B on May 29, 2001 to Post-Effective Amendment No. 42 is incorporated by reference.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation as amended Nov. 14, 1991, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 18 to Registration Statement No. 2-89288 are incorporated by reference.

(b) By-laws of AXP Strategy Series, Inc. as amended January 11, 2001, filed as Exhibit (b) to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

(c) Stock Certificate filed as Exhibit 4 to Post-Effective Amendment No. 3 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(1)   Investment  Management  Services  Agreement  dated July 1, 1999 between
         Registrant on behalf of AXP Equity Value Fund and AXP Strategy Aggressive Fund and American Express Financial Corporation is incorporated by reference to Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 38 filed on or about June 16, 2000.

(d)(2) Investment Management Services Agreement between Registrant on behalf of AXP Small Cap Advantage Fund and American Express Financial Corporation, dated April 8, 1999, filed electronically as Exhibit
         (d)(2) to Registrant's Post-Effective Amendment No. 36 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(3) Investment Sub-Advisory Agreement between American Express Financial Corporation and Kenwood Capital Management LLC, dated April 7, 1999, filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(4) Investment Management Services Agreement between Registrant on behalf of AXP Focus 20 Fund, and American Express Financial Corporation, dated March 9, 2000, is incorporated by reference to Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 36 filed on or about April 4, 2000.

(d)(5) Investment Management Services Agreement between Registrant, on behalf of AXP Small Cap Growth Fund, and American Express Financial Corporation, dated November 9, 2000, filed electronically as Exhibit
         (d)(5) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-89288 is incorporated by reference.

(d)(6) Investment Sub-advisory Agreement between American Express Financial Corporation and RS Investment Management, L.P., dated January 16, 2001, filed as Exhibit (d)(6) to Registrant's Post-Effective Amendment
         No. 42, is incorporated by reference.

(d)(7) Investment Sub-advisory Agreement between American Express Financial Corporation and Neuberger Berman Management Inc., dated January 16, 2001, filed as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

(d)(8) Investment Sub-advisory Agreement between American Express Financial Corporation and INVESCO Funds Group, Inc., dated January 16, 2001, filed as Exhibit (d)(8) to Registrant's Post-Effective Amendment
         No. 42, is incorporated by reference.

(e)(1) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(e)(2) Distribution Agreement between Registrant on behalf of AXP Focus 20 Fund, and American Express Financial Advisors Inc., dated March 9, 2000, is incorporated by reference to Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 36 filed on or about April 4, 2000.

(e)(3) Distribution Agreement between Registrant, on behalf of AXP Small Cap Growth Fund, and American Express Financial Advisors Inc., dated November 9, 2000, filed electronically as Exhibit (e)(3) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-89288 is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant on behalf of AXP Equity Value Fund and AXP Strategy Aggressive Fund, and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-89288 is incorporated by reference.

(g)(2) Custodian Agreement Amendment between IDS International Fund, Inc. and American Express Trust Company, dated October 9, 1997, filed electronically on or about December 23, 1997 as Exhibit 8(c) to IDS
         International Fund, Inc.'s Post-Effective Amendment No. 26 to Registration Statement No. 2-92309, is incorporated by reference.
         Registrant's Custodian Agreement for AXP Equity Value Fund and AXP Strategy Aggressive Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(g)(3) Custodian Agreement dated May 13, 1999, between American Express Trust Company and The Bank of New York is incorporated by reference to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33, File No. 2-93745 filed on or about May 21, 1999.

(g)(4) Custodian Agreement between Registrant on behalf of AXP Focus 20 Fund, and American Express Trust Company, dated March 9, 2000, is incorporated by reference to Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 36 filed on or about April 4, 2000.

(g)(5) Custodian Agreement between Registrant, on behalf of AXP Small Cap Growth Fund, and American Express Trust Company, dated November 9, 2000, filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant on behalf of IDS Strategy Aggressive Fund and IDS Equity Value Fund and American
         Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(2) Administrative Services Agreement between Registrant on behalf of AXP Small Cap Advantage Fund and American Express Financial Corporation dated April 8, 1999, filed electronically as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(3) License Agreement between the Registrant and IDS Financial Corporation dated January 25, 1988, filed electronically as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(4) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(5) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement for AXP Equity Value Fund and AXP Strategy Aggressive Fund differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(6) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated May 10, 2001, on behalf of all funds in the series, filed as Exhibit (h)(6) to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

(h)(7) Administrative Services Agreement between Registrant on behalf of AXP Focus 20 Fund, dated March 9, 2000, is incorporated by reference to Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 36 filed on or about April 4, 2000.

(h)(8) Administrative Services Agreement between Registrant, on behalf of AXP Small Cap Growth Fund, and American Express Financial Corporation, dated November 9, 2000, filed electronically as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(9) Class Y Shareholder Service Agreement between Registrant, on behalf of AXP Small Cap Growth Fund, and American Express Financial Advisors, Inc., dated November 9, 2000, filed electronically as Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-89288 is incorporated by reference.

(h)(10) Class Y Shareholder Services Agreement between IDS Strategy Fund Inc., on behalf of AXP Small Cap Advantage Fund and American Express Financial Advisors Inc., dated April 8, 1999, filed as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

(h)(11) Class Y Shareholder Services Agreement between AXP Strategy Series, Inc., on behalf of AXP Focus 20 Fund and American Express Financial Advisors Inc., dated March 9, 2000, filed as Exhibit (h)(11) to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

(i)      Opinion and Consent of Counsel is filed electronically herewith.

(j)      Independent Auditors' Consent is filed electronically herewith.

(k)      Omitted Financial Statements:      None.

(l)      Initial Capital Agreements:        Not Applicable.

(m)(1) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement File No.
         2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(m)(2) Plan and Agreement of Distribution between Registrant on behalf of AXP Small Cap Advantage Fund and American Express Financial Advisors Inc. dated April 8, 1999, filed electronically as Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 33 to Registration Statement No. 2-89288 is incorporated by reference.

(m)(3) Plan and Agreement of Distribution between Registrant on behalf of AXP Focus 20 Fund and American Express Financial Advisors Inc., dated March 9, 2000, is incorporated by reference to Exhibit (m)(3) to Registrant's Post-Effective Amendment No. 36 filed on or about April 4, 2000.

(m)(4) Plan and Agreement of Distribution For Class C Shares dated March 9, 2000 between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc.'s Post-Effective Amendment No. 51 to Registration
         Statement File No. 2-51586 filed on or about June 26, 2000. Registrant's Plan and Agreement of Distribution for Class C Shares differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(m)(5) Plan and Agreement of Distribution between Registrant, on behalf of AXP Small Cap Growth Fund, and American Express Financial Advisors Inc., dated November 9, 2000, filed electronically as Exhibit (m)(5) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-89288 is incorporated by reference.

(m)(6) Plan and Agreement of Distribution for Class C Shares between Registrant, on behalf of AXP Small Cap Growth Fund, and American Express Financial Advisors Inc., dated November 9, 2000, filed electronically as Exhibit(m)(6) to Registrant's Post-Effective Amendment No. 40 to Registration Statement No. 2-89288 is incorporated by reference.

(n) Rule 18f-3 Plan, dated March 9, 2000, is incorporated by reference to Exhibit (n) to AXP Bond Fund Inc.'s Post-Effective Amendment No. 51 to Registration Statement File No. 2-51586 filed on or about June 26, 2000.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) by AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 by AXP Small Cap Growth Fund's subadvisor INVESCO Funds Group Inc., filed as Exhibit (p)(3) to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 by AXP Small Cap Growth Fund's subadvisor Neuberger Berman Management Inc., filed as Exhibit (p)(4) to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 by AXP Small Cap Growth Fund's subadvisor RS Investment Management, L.P., filed as Exhibit (p)(5) to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign amendments to this Registration Statement, dated Jan. 9, 2002, is filed electronically herewith.

(q)(2) Officers' Power of Attorney to sign amendments to this Registration Statement, dated Jan. 9, 2002, is filed electronically herewith.

Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address                 Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Ruediger Adolf                  American Express Financial   70100 AXP Financial Center   Senior Vice President
Senior Vice President           Advisors Inc.                Minneapolis, MN  55474

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director
Vice President - Variable       Assurance Company            P.O. Box 5555
Annuities                                                    Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Director and Chairman of the Board
                                Insurance Company            Minneapolis, MN  55474

                                American Express Financial   70100 AXP Financial Center   Vice President - Annuities
                                Advisors Inc.                Minneapolis, MN  55474

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Life Insurance Company   70100 AXP Financial Center   Director and Executive Vice President -
                                                             Minneapolis, MN  55474       Assured Assets

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director, Chairman of the Board,
                                                                                          President and Chief Executive
                                                                                          Officer

                                IDS Life Variable Annuity                                 Manager, Chairman of the Board,
                                Funds A & B                                               President and Chief Executive Officer

Ward D. Armstrong               American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Retirement Services
Retirement Services

                                American Express Service                                  Vice President - Workplace
                                Corporation                                               Financial Services

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

John M. Baker                   American Express Financial   70100 AXP Financial Center   Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                Minneapolis, MN  55474       Sponsor Services
Services

                                American Express Trust                                    Senior Vice President
                                Company

Dudley Barksdale                American Express Financial   70100 AXP Financial Center   Vice President - Service
Vice President - Service        Advisors Inc.                Minneapolis, MN  55474       Development
Development

Joseph M. Barsky III            American Express Financial   70100 AXP Financial Center   Vice President - Mutual
Vice President - Mutual Fund    Advisors Inc.                Minneapolis, MN 55474        Fund Equities
Equities


Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director and President
Vice President - Risk           Assurance Company            P.O. Box 5555
Management Products                                          Albany, NY  12205-0555

                                American Express Financial   70100 AXP Financial Center   Vice President - Risk
                                Advisors Inc.                Minneapolis, MN  55474       Management Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Indiana Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Oregon Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Insurance Agency of                                   Director, President and Chief
                                Ohio Inc.                                                 Executive Officer

                                IDS Life Insurance Company   70100 AXP Financial Center   Director and President
                                                             Minneapolis, MN  55474

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55474

                                IDS Life Variable Annuity    70100 AXP Financial Center   Manager
                                Funds A & B                  Minneapolis, MN  55474

Walter S. Berman                American Express Financial   70100 AXP Financial Center   Director, Senior Vice President
Director, Senior Vice President Advisors Inc.                Minneapolis, MN  55474       and Chief Financial Officer
and Chief Financial Officer

Douglas W. Brewers              American Express Financial   70100 AXP Financial Center   Vice President - Sales
Vice President - Sales Support  Advisors Inc.                Minneapolis, MN  55474       Support

Mike Burton                     American Express Financial   70100 AXP Financial Center   Vice President - Compliance
Vice President - Compliance     Advisors Inc.                Minneapolis, MN  55474

Kenneth I. Chenaut              American Express Company     American Express Tower       President and Chief
Director                                                     World Financial Center       Operating Officer
                                                             New York, NY  10285

Kenneth J. Ciak                 AMEX Assurance Company       70100 AXP Financial Center   Director, President and Chief
Vice President and General                                   Minneapolis, MN 55474        Executive Officer
Manager - IDS Property
Casualty                        American Express Financial   70100 AXP Financial Center   Vice President and General
                                Advisors Inc.                Minneapolis, MN  55474       Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115

Paul A. Connolly                American Express Financial   70100 AXP Financial Center   Vice President - Relationship Leader
Vice President - Retail         Advisors Inc.                Minneapolis, MN  55474       Retail Distribution Services
Distribution Services

James M. Cracchiolo             American Express Financial   70100 AXP Financial Center   Director, Chairman, President and
Director, Chairman of           Advisors Inc.                Minneapolis, MN  55474       Chief Executive Officer
the Board, President and
Chief Executive Officer

Colleen Curran                  American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN  55474       Assistant General Counsel
General Counsel
                                American Express Financial                                Executive Representative
                                Advisors Japan Inc.

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel

Luz Maria Davis                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55474       Communications
Communications

Gordon M. Fines                 American Express Asset       70100 AXP Financial Center   Senior Vice President and
Vice President - Mutual Fund    Management Group Inc.        Minneapolis, MN 55474        Chief Investment Officer
Equity Investments

                                American Express Financial   70100 AXP Financial Center   Vice President - Mutual
                                Advisors Inc.                Minneapolis, MN  55474       Fund Equity Investments

Peter A. Gallus                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Investment     Advisors Inc.                Minneapolis, MN  55474       Investment Administration
Administration
                                American Express Financial   70100 AXP Financial Center   Vice President and Chief
                                Advisors Japan Inc.          Minneapolis, MN  55474       Financial Officer

                                IDS Capital Holdings, Inc.                                Vice President and Controller

Derek M. Gledhill               American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Integrated     Advisors Inc.                Minneapolis, MN  55474       Integrated Financial
Financial Services Field                                                                  Services Field
Implementation                                                                            Implementation

Teresa A. Hanratty              American Express Financial   70100 AXP Financial Center   Senior Vice
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       President - Field Management
Field Management

Lorraine R. Hart                AMEX Assurance Company       70100 AXP Financial Center   Vice President -
Vice President - Insurance                                   Minneapolis, MN 55474        Investments
Investments

                                American Centurion Life      20 Madison Ave. Extension    Vice President
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President
                                Insurance Company            Minneapolis, MN  55474

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express Financial   70100 AXP Financial Center   Vice President - Insurance
                                Advisors Inc.                Minneapolis, MN  55474       Investments

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President

                                American Express Certificate                              Vice President - Investments
                                Company

                                IDS Life Insurance Company   70100 AXP Financial Center   Vice President - Investments
                                                             Minneapolis, MN  55474

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   Vice President - Investments
                                                             Minneapolis, MN  55474

                                IDS Life Variable Annuity    70100 AXP Financial Center   Vice President - Investments
                                Funds A and B                Minneapolis, MN  55474

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

Janis K. Heaney                 American Express Financial   70100 AXP Financial Center   Vice President - Incentive
Vice President - Incentive      Advisors Inc.                Minneapolis, MN  55474       Management
Management

Brian M. Heath                  American Express Financial   70100 AXP Financial Center   Senior Vice President and
Senior Vice President           Advisors Inc.                Minneapolis, MN  55474       General Sales Manager
and General Sales Manager

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555
Distribution
                                American Express Financial   70100 AXP Financial Center   Vice President - Third
                                Advisors Inc.                Minneapolis, MN  55474       Party Distribution


                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Darryl G. Horsman               American Express Trust       70100 AXP Financial Center   Director, President and Chief
Vice President - Product        Company                      Minneapolis, MN 55474        Executive Officer
Development and Technology,
American Express Retirement     American Express Asset                                    Vice President
Services                        Management International
                                Inc.

Claire Huang                    American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Retail Marketing
Retail Marketing

Debra A. Hutchinson             American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Relationship   Advisors Inc.                Minneapolis, MN  55474       Relationship Leader
Leader

James M. Jensen                 American Express Financial   70100 AXP Financial Center   Vice President - Advice
Vice President - Advice and     Advisors Inc.                Minneapolis, MN  55474       and Retail Distribution
Retail Distribution Group,                                                                Group, Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

Greg Johnson                    American Express Financial   70100 AXP Financial Center   Vice President - Advisory
Vice President - Advisory       Advisors Inc.                Minneapolis, MN  55474       Planning and Analysis
Planning and Analysis

Nancy E. Jones                  American Express Financial   70100 AXP Financial Center   Vice President - Business
Vice President - Business       Advisors Inc.                Minneapolis, MN  55474       Development
Development

                                American Express Service                                  Vice President - Business
                                Corporation                                               Development

John C. Junek                   American Express Financial   70100 AXP Financial Center   Senior Vice President and
Senior Vice President           Advisors Inc.                Minneapolis, MN  55474       General Counsel
and General Counsel
                                American Express Financial   70100 AXP Financial Center   Vice President
                                Advisors Japan Inc.          Minneapolis, MN  55474

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Indiana Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Real Estate                                           Vice President
                                Services, Inc.

                                Investors Syndicate                                       Director
                                Development Corp.

Ora J. Kaine                    American Express Financial   70100 AXP Financial Center   Vice President - Retail
Vice President - Retail         Advisors Inc.                Minneapolis, MN  55474       Distribution Services and
Distribution Services and                                                                 Chief of Staff
Chief of Staff

John M. Knight                  American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Investment     Advisors                     Minneapolis, MN  55474       Investment Accounting
Accounting

Claire Kolmodin                 American Express Financial   70100 AXP Financial Center   Vice President - Service
Vice President - Service        Advisors Inc.                Minneapolis, MN  55474       Quality
Quality

Bruce G. Lamo                   American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55474       Institutional Products
Institutional Products

Lori J. Larson                  American Express Financial   70100 AXP Financial Center   Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                Minneapolis, MN  55474       and Direct Services
and Direct Services

Daniel E. Laufenberg            American Express Financial   70100 AXP Financial Center   Vice President and Chief
Vice President and Chief        Advisors Inc.                Minneapolis, MN  55474       U.S. Economist
U.S. Economist

David C. Laurent                American Express Financial   70100 AXP Financial Center   Vice President - Compliance
Vice President - Compliance     Advisors Inc.                Minneapolis, MN  55474       Shared Services
Shared Services

Jane W. Lee                     American Express Financial   70100 AXP Financial Center   Vice President - New
Vice President - New Business   Advisors Inc.                Minneapolis, MN  55474       Business Development and
Development and Marketing                                                                 Marketing

Steve Lobo                      American Express Financial   70100 AXP Financial Center   Vice President - Investment
Vice President - Investment     Advisors Inc.                Minneapolis, MN  55474       Risk Products
Risk Management
                                Advisory Capital             70100 AXP Financial Center   Vice President and Treasurer
                                Partners LLC                 Minneapolis, MN  55474

                                Advisory Capital Strategies  70100 AXP Financial Center   Vice President and Treasurer
                                Group Inc.                   Minneapolis, MN  55474

Diane D. Lyngstad               American Express Financial   70100 AXP Financial Center   Vice President - Lead
Vice President - Lead           Advisors Inc.                Minneapolis, MN  55474       Financial Officer,
Financial Officer,                                                                        U.S. Retail
U.S. Retail

Tom Mahowald                    American Express Financial   70100 AXP Financial Center   Vice President and Director of
Vice President and Director of  Advisors Inc.                Minneapolis, MN  55474       Equity Research
Equity Research

Timothy J. Masek                American Express Financial   70100 AXP Financial Center   Vice President and Director
Vice President and Director     Advisors Inc.                Minneapolis, MN  55474       of Fixed Income Research
of Fixed Income Research

Penny Mazal                     American Express Financial   70100 AXP Financial Center   Vice President - Business
Vice President - Business       Advisors Inc.                Minneapolis, MN  55474       Transformation
Transformation

Sarah M. McKenzie               American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55474       Wrap and Trust Products
Wrap and Trust Products
                                American Express Personal                                 Director
                                Trust Services, FSB

Paula R. Meyer                  American Express Financial   70100 AXP Financial Center   Vice President - Mutual
Vice President - Mutual Funds   Advisors Inc.                Minneapolis, MN  55474       Funds

                                American Express Certificate                              Director, President and Chief
                                Company                                                   Executive Officer

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Barry J. Murphy                 American Express Client      70100 AXP Financial Center   Director, Chairman, President
Executive Vice President -      Service Corporation          Minneapolis, MN 55474        and Chief Executive Officer
U.S. Retail Group
                                American Express Financial   70100 AXP Financial Center   Executive Vice President -
                                Advisors Inc.                Minneapolis, MN  55474       U.S. Retail Group

                                IDS Life Insurance Company   70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55474

Francois B. Odouard             American Express Financial   70100 AXP Financial Center   Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55474



Michael J. O'Keefe              American Express Financial   70100 AXP Financial Center   Vice President - Advisory
Vice President - Advisory       Advisors Inc.                Minneapolis, MN  55474       Business Systems
Business Systems

Carla P. Pavone                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Product        Advisors Inc.                Minneapolis, MN  55474       Business Development
Business Development

Kris Petersen                   American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55474       Non-proprietary Products
Non-proprietary Products

                                IDS Cable Corporation                                     Director, President and Chief
                                                                                          Executive Officer

                                IDS Cable II Corporation                                  Director, President and Chief
                                                                                          Executive Officer

                                IDS Futures Corporation                                   Director and President

                                IDS Management Corporation                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Partnership Services                                  Director, President and Chief
                                Corporation                                               Executive Officer

                                IDS Realty Corporation                                    Director, President and Chief
                                                                                          Executive Officer

Ronald W. Powell                American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN  55474       Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary

Teresa J. Rasmussen             American Express Financial   70100 AXP Financial Center   Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55474        Assistant General Counsel
General Counsel
                                American Enterprise Life     829 AXP Financial Center     Director, Vice President, General
                                Insurance Company            Minneapolis, MN 55474        Counsel and Secretary

                                American Express Corporation 70100 AXP Financial Center   Director, Vice President and Secretary
                                                             Minneapolis, MN 55474

                                American Partners Life       70100 AXP Financial Center   Director, Vice President, General
                                Insurance Company            Minneapolis, MN 55474        Counsel and Secretary

                                IDS Life Insurance Company   70100 AXP Financial Center   Vice President and General Counsel
                                                             Minneapolis, MN 55474

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   General Counsel and Assistant Secretary
                                                             Minneapolis, MN 55474

                                IDS Life Variable Annuity    70100 AXP Financial Center   General Counsel and Assistant Secretary
                                Funds A & B                  Minneapolis, MN 55474

ReBecca K. Roloff               American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Field Management and
Field Management                                                                          Financial Advisory Services
and Financial Advisory
Services

Stephen W. Roszell              Advisory Capital             70100 AXP Financial Center   Director
Senior Vice President -         Strategies Group Inc.        Minneapolis, MN 55474
Institutional
Group                           American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial   70100 AXP Financial Center   Senior Vice President -
                                Advisors Inc.                Minneapolis, MN  55474       Institutional

                                American Express Trust                                    Director
                                Company

Erven A. Samsel                 American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Field Management
Field Management
                                American Express Insurance                                Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Indiana Inc.

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Insurance                                Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

Theresa M. Sapp                 American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Relationship   Advisors Inc.                Minneapolis, MN  55474       Relationship Leader
Leader

Andy Schell                     American Express Financial   70100 AXP Financial Center   Vice President - Client
Vice President - Client         Advisors Inc.                Minneapolis, MN  55474       Development and Migration
Development and Migration

Judy P. Skoglund                American Express Financial   70100 AXP Financial Center   Vice President - Quality
Vice President - Quality and    Advisors Inc.                Minneapolis, MN  55474       and Service Support
Service Support

Dave Smith                      American Express Financial   70100 AXP Financial Center   Vice President -
Vice President -                Advisors Inc.                Minneapolis, MN  55474       Advisor Group Compliance
Advisor Group Compliance

Bridget Sperl                   American Enterprise                                       Director
Senior Vice President -         Investment Services Inc.
Client Service
                                American Express Client      70100 AXP Financial Center   Vice President
                                Service Corporation          Minneapolis, MN 55474


                                American Express Financial   70100 AXP Financial Center   Senior Vice President -
                                Advisors Inc.                Minneapolis, MN  55474       Client Service

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

                                Public Employee Payment                                   Director, President and Chief
                                Company                                                   Executive Officer

Lisa A. Steffes                 American Express Financial   70100 AXP Financial Center   Vice President - Marketing
Vice President - Marketing      Advisors Inc.                Minneapolis, MN  55474       Offer Development
Offer Development

                                AMEX Assurance Company       70100 AXP Financial Center   Director
                                                             Minneapolis, MN  55474

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

James J. Strauss                American Express Financial   70100 AXP Financial Center   Vice President and General
Vice President and General      Advisors Inc.                Minneapolis, MN  55474       Auditor
Auditor

Jeffrey J. Stremcha             American Express Financial   70100 AXP Financial Center   Vice President -
Vice President - Information    Advisors Inc.                Minneapolis, MN  55474       Information Resource
Resource Management/ISD                                                                   Management/ISD

John T. Sweeney                 American Express Financial   70100 AXP Financial Center   Vice President - Lead
Vice President - Lead           Advisors Inc.                Minneapolis, MN  55474       Financial Officer, Products
Financial Officer, Products

John R. Thomas                  American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Information and Technology
Information and Technology

William F. Truscott             American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Chief Investment Officer
Chief Investment Officer
                                Advisory Capital Strategies                               Director
                                Group Inc.

                                IDS Capital Holdings Inc.                                 Director, President

Beth E. Weimer                  American Express Financial   70100 AXP Financial Center   Chief Compliance Officer
Chief Compliance Officer        Advisors Inc.                Minneapolis, MN  55474

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                IDS Insurance Agency of                                   Chief Compliance Officer
                                Arkansas Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer

Michael D. Wolf                 American Express Asset       70100 AXP Financial Center   Executive Vice President
Vice President - Senior         Management Group Inc.        Minneapolis, MN 55474        and Senior Portfolio
Portfolio Manager                                                                         Manager

                                American Express Financial   70100 AXP Financial Center   Vice President - Senior
                                Advisors Inc.                Minneapolis, MN  55474       Portfolio Manager

Michael R. Woodward             American Express Financial   70100 AXP Financial Center   Senior Vice President -
Senior Vice President -         Advisors Inc.                Minneapolis, MN  55474       Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                American Express Insurance                                Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Indiana Inc.

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Insurance                                Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

Doretta R. Wright               American Express Financial                                Vice President
Vice President                  Advisors Inc.

David L. Yowan                  American Centurion Life      20 Madison Ave. Extension    Vice President and Treasurer
Vice President and Corporate    Assurance Company            Albany, NY 12205-0555
Treasurer
                                American Enterprise                                       Vice President and
                                Investment Services                                       Treasurer

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express                                          Vice President and
                                Certificate Company                                       Treasurer

                                American Express Client      70100 AXP Financial Center   Vice President and
                                Service Corporation          Minneapolis, MN  55474       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial   70100 AXP Financial Center   Vice President and
                                Advisors Inc.                Minneapolis, MN  55474       Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Alabama Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Indiana Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Massachusetts Inc.                              Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of New Mexico Inc.                                 Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oklahoma Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Wyoming Inc.                                    Treasurer

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life       1751 AXP Financial Center    Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                IDS Cable Corporation                                     Director, Vice President and
                                                                                          Treasurer

                                IDS Cable II Corporation                                  Director, Vice President and
                                                                                          Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Life Insurance Company   70100 AXP Financial Center   Vice President, Treasurer
                                                             Minneapolis, MN  55474       and Assistant Secretary


                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund, Inc.   70100 AXP Financial Center   Vice President and
                                                             Minneapolis, MN  55474       Treasurer

                                IDS Life Variable Annuity    70100 AXP Financial Center   Vice President and
                                Funds A & B                  Minneapolis, MN  55474       Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer


Item 27. Principal Underwriters.

(a)      American Express Financial Advisors acts as principal underwriter for the following investment companies:

         AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund,
         Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth
         Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series,
         Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP
         New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive
         Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP
         Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income
         Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust;
         American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address                               Underwriter

         Ruediger Adolf                                 Senior Vice President                  None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Gumer C. Alvero                                Vice President -                       None
         70100 AXP Financial Center                     Annuities
         Minneapolis, MN  55474

         Ward D. Armstrong                              Senior Vice President -                None
         70100 AXP Financial Center                     Retirement Services
         Minneapolis, MN  55474

         John M. Baker                                  Vice President - Plan                  None
         70100 AXP Financial Center                     Sponsor Services
         Minneapolis, MN  55474

         Dudley Barksdale                               Vice President - Service               None
         70100 AXP Financial Center                     Development
         Minneapolis, MN  55474

         Joseph M. Barsky III                           Vice President - Mutual                None
         70100 AXP Financial Center                     Fund Equities
         Minneapolis, MN  55474

         Timothy V. Bechtold                            Vice President - Risk                  None
         70100 AXP Financial Center                     Management Products
         Minneapolis, MN  55474

         Walter S. Berman                               Director, Senior Vice President -      None
         70100 AXP Financial Center                     and Chief Financial Officer
         Minneapolis, MN  55474

         Brent L. Bisson                                Group Vice President -                 None
         Suite 900, E. Westside Twr                     Los Angeles Metro
         11835 West Olympic Blvd.
         Los Angeles, CA  90064

         Walter K. Booker                               Group Vice President -                 None
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      San Francisco Bay Area
         Suite 200
         Walnut Creek, CA  94596

         Charles R. Branch                              Group Vice President -                 None
         Suite 200                                      Northwest
         West 111 North River Dr.
         Spokane, WA  99201

         Douglas W. Brewers                             Vice President - Sales                 None
         70100 AXP Financial Center                     Support
         Minneapolis, MN  55474

         Mike Burton                                    Vice President - Compliance            None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship          None
         70100 AXP Financial Center                     Leader Retail Distribution Services
         Minneapolis, MN  55474

         Henry J. Cormier                               Group Vice President -                 None
         Commerce Center One                            Connecticut
         333 East River Drive
         East Hartford, CT  06108

         James M. Cracchiolo                            Director, Chairman, President and      None
         70100 AXP Financial Center                     Chief Executive Officer
         Minneapolis, MN  55474

         Kevin F. Crowe                                 Group Vice President -                 None
         Suite 312                                      Carolinas/Eastern Georgia
         7300 Carmel Executive Pk
         Charlotte, NC  28226

         Colleen Curran                                 Vice President and                     None
         70100 AXP Financial Center                     Assistant General Counsel
         Minneapolis, MN  55474

         Luz Maria Davis                                Vice President -                       None
         70100 AXP Financial Center                     Communications
         Minneapolis, MN  55474

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington/Baltimore
         Pike
         Vienna, VA  22182

         Bradford L. Drew                               Group Vice President -                 None
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         Douglas K. Dunning                             Vice President - Assured               None
         70100 AXP Financial Center                     Assets Product
         Minneapolis, MN  55474                         Development and
                                                        Management

         James P. Egge                                  Group Vice President -                 None
         4305 South Louise,                             Western Iowa, Nebraska,
         Suite 202                                      Dakotas
         Sioux Falls, SD  57103

         Gordon M. Fines                                Vice President - Mutual                None
         70100 AXP Financial Center                     Fund Equity Investments
         Minneapolis, MN  55474

         Judy Forker                                    Vice President - Relationship          None
         70100 AXP Financial Center                     Leader Investments
         Minneapolis, MN  55474

         William P. Fritz                               Group Vice President - Gateway         None
         12323 Olive Blvd/Westview Place #200
         Creve Couer, MO  63141

         Peter A. Gallus                                Vice President -                       None
         70100 AXP Financial Center                     Investment
         Minneapolis, MN  55474                         Administration

         Derek M. Gledhill                              Vice President -                       None
         70100 AXP Financial Center                     Integrated Financial
         Minneapolis, MN  55474                         Services Field
                                                        Implementation

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -                       None
         70100 AXP Financial Center                     Insurance Investments
         Minneapolis, MN  55474

         Janis K. Heaney                                Vice President -                       None
         70100 AXP Financial Center                     Incentive Management
         Minneapolis, MN  55474

         Brian M. Heath                                 Senior Vice President                  None
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         319 Southbridge Street                         Rhode Island/Central -
         Auburn, MA  01501                              Western Massachusetts

         David J. Hockenberry                           Group Vice President -                 None
         30 Burton Hills Blvd.                          Tennessee Valley
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third                 None
         70100 AXP Financial Center                     Party Distribution
         Minneapolis, MN  55474

         Claire Huang                                   Senior Vice President - Retail         None
         70100 AXP Financial Center                     Marketing
         Minneapolis, MN  55474

         Debra A. Hutchinson                            Vice President -                       None
         70100 AXP Financial Center                     Relationship Leader
         Minneapolis, MN  55474

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Kansas/Oklahoma
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
         70100 AXP Financial Center                     Cleveland Metro
         Minneapolis, MN  55474

         James M. Jensen                                Vice President -                       None
         70100 AXP Financial Center                     Advice and
         Minneapolis, MN  55474                         Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Greg Johnson                                   Vice President - Advisory Planning     None
         70100 AXP Financial Center                     Anaylsis
         Minneapolis, MN  55474

         Nancy E. Jones                                 Vice President -                       None
         70100 AXP Financial Center                     Business Development
         Minneapolis, MN  55474

         John C. Junek                                  Senior Vice President,                 None
         70100 AXP Financial Center                     General Counsel
         Minneapolis, MN  55474

         Ora J. Kaine                                   Vice President -                       None
         70100 AXP Financial Center                     Retail Distribution Services
         Minneapolis, MN  55474                         and Chief of Staff

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         John M. Knight                                 Vice President -                       Treasurer
         70100 AXP Financial Center                     Investment Accounting
         Minneapolis, MN  55474

         Claire Kolmodin                                Vice President - Service               None
         70100 AXP Financial Center                     Quality
         Minneapolis, MN  55474

         Mitre Kutanovski                               Group Vice President -                 None
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Bruce G. Lamo                                  Vice President -                       None
         70100 AXP Financial Center                     Institutional Products
         Minneapolis, MN  55474

         Lori J. Larson                                 Vice President -                       None
         70100 AXP Financial Center                     Brokerage and Direct
         Minneapolis, MN  55474                         Services

         Daniel E. Laufenberg                           Vice President and Chief               None
         70100 AXP Financial Center                     U.S. Economist
         Minneapolis, MN  55474

         David C. Laurent                               Vice President - Compliance            None
         70100 AXP Financial Center                     Shared Services
         Minneapolis, MN  55474

         Jane W. Lee                                    Vice President - New                   None
         70100 AXP Financial Center                     Business Development and
         Minneapolis, MN  55474                         Marketing

         Steve Lobo                                     Vice President - Investment            None
         70100 AXP Financial Center                     Risk Management
         Minneapolis, MN  55474

         Diane D. Lyngstad                              Vice President - Lead Financial        None
         70100 AXP Financial Center                     Officer, U.S. Retail
         Minneapolis, MN  55474

         Tom Mahowald                                   Vice President and Director of         None
         70100 AXP Financial Center                     Equity Research
         Minneapolis, MN  55474

         Timothy J. Masek                               Vice President and                     None
         70100 AXP Financial Center                     Director of Fixed Income
         Minneapolis, MN  55474                         Research

         Penny Mazal                                    Vice President - Business              None
         70100 AXP Financial Center                     Transformation
         Minneapolis, MN  55474

         Sarah M. McKenzie                              Vice President - Wrap and Trust        None
         70100 AXP Financial Center                     Products
         Minneapolis, MN  55474

         Paula R. Meyer                                 Vice President - Mutual                None
         70100 AXP Financial Center                     Funds
         Minneapolis, MN  55474

         Barry J. Murphy                                Executive Vice President -             None
         70100 AXP Financial Center                     U.S. Retail Group
         Minneapolis, MN  55474

         Scott M. Nelson                                Vice President -                       None
         70100 AXP Financial Center                     Alternative Investments
         Minneapolis, MN  55474

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                            Vice President                         None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Michael J. O'Keefe                             Vice President -                       None
         70100 AXP Financial Center                     Advisory Business Systems
         Minneapolis, MN  55474

         Carla P. Pavone                                Vice President -                       None
         70100 AXP Financial Center                     Business Development
         Minneapolis, MN  55474

         Kris Petersen                                  Vice President -                       None
         70100 AXP Financial Center                     Non-proprietary Products
         Minneapolis, MN  55474

         Larry M. Post                                  Group Vice President -                 None
         One Tower Bridge                               Philadelphia Metro and
         100 Front Street 8th Fl                        Northern New England
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and                     None
         70100 AXP Financial Center                     Assistant General Counsel
         Minneapolis, MN  55474

         Teresa J. Rasmussen                            Vice President and                     None
         70100 AXP Financial Center                     Assistant General Counsel
         Minneapolis, MN  55474

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Southern Texas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -                None
         70100 AXP Financial Center                     Field Management and
         Minneapolis, MN  55474                         Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -                Vice President
         70100 AXP Financial Center                     Institutional
         Minneapolis, MN  55474

         Max G. Roth                                    Group Vice President -                 None
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                              Group Vice President -                 None
         70100 AXP Financial Center                     Central
         Minneapolis, MN  55474                         California/Western Nevada

         Erven A. Samsel                                Senior Vice President -                None
         45 Braintree Hill Park                         Field Management
         Suite 402
         Braintree, MA  02184

         Theresa M. Sapp                                Vice President -                       None
         70100 AXP Financial Center                     Relationship Leader
         Minneapolis, MN  55474

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andy Schell                                    Vice President - Client Development    None
         70100 AXP Financial Center                     and Migration
         Minneapolis, MN  55474

         William G. Scholz                              Group Vice President -                 None
         Suite 205                                      Arizona/Las Vegas
         7333 E. Doubletree Ranch
         Rd.
         Scottsdale AZ.  85258

         Judy P. Skoglund                               Vice President - Quality               None
         70100 AXP Financial Center                     and Service Support
         Minneapolis, MN  55474

         Dave Smith                                     Vice President - U.S. Advisor          None
         70100 AXP Financial Center                     Group Compliance
         Minneapolis, MN  55474

         Bridget Sperl                                  Senior Vice President -                None
         70100 AXP Financial Center                     Client Service
         Minneapolis, MN  55474

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -                       None
         70100 AXP Financial Center                     Marketing Offer
         Minneapolis, MN  55474                         Development

         Lois A. Stilwell                               Group Vice President -                 None
         Suite 433                                      Outstate Minnesota
         9900 East Bren Rd.                             Area/North Dakota/
         Minnetonka, MN  55343                          Western Wisconsin

         James J. Strauss                               Vice President and                     None
         70100 AXP Financial Center                     General Auditor
         Minneapolis, MN  55474

         Jeffrey J. Stremcha                            Vice President -                       None
         70100 AXP Financial Center                     Information Resource
         Minneapolis, MN  55474                         Management/ISD

         Barbara Stroup Stewart                         Vice President - Channel               None
         70100 AXP Financial Center                     Development
         Minneapolis, MN  55474

         John T. Sweeney                                Vice President - Lead Financial        None
         70100 AXP Financial Center                     Officer, Products
         Minneapolis, MN  55474

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Orlando/Jacksonville
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         Suite 425                                      Seattle/Tacoma/Hawaii
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                                 Senior Vice President -                Board Member
         70100 AXP Financial Center                     Information and                        and President
         Minneapolis, MN  55474                         Technology

         William F. Truscott                            Senior Vice President -                Board Member and
         70100 AXP Financial Center                     Chief Investment Officer               Vice President
         Minneapolis, MN  55474

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Group Vice President -                 None
         Suite 180                                      Atlanta/Birmingham
         1200 Ashwood Parkway
         Atlanta, GA  30338

         Charles F. Wachendorfer                        Group Vice President -                 None
         Suite 100                                      Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Greater Pennsylvania
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                                 Chief Compliance Officer               None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         William J. Williams                            Group Vice President -                 None
         70100 AXP Financial Center                     Twin Cities Metro
         Minneapolis, MN  55474

         Michael D. Wolf                                Vice President - Senior                None
         70100 AXP Financial Center                     Portfolio Manager
         Minneapolis, MN  55474

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President                         None
         70100 AXP Financial Center
         Minneapolis, MN  55474

         David L. Yowan                                 Vice President and                     None
         American Express Company                       Treasurer
         New York

         Rande L. Zellers                               Group Vice President -                 None
         1 Galleria Blvd., Suite 1900                   Gulf States
         Metairie, LA  70001


Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AXP Strategy Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 15th day of February, 2002.


AXP STRATEGY SERIES, INC.

By /s/   John R. Thomas**
   -----------------------------------------
         John R. Thomas, President



By   /s/ John M. Knight
   -----------------------------------------
         John M. Knight, Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of February, 2002.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
------------------------------------
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
------------------------------------
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
------------------------------------
     Lynne V. Cheney

/s/  Livio D. DeSimone*                              Director
------------------------------------
     Livio D. DeSimone

/s/  Ira D. Hall*                                    Director
------------------------------------
     Ira D. Hall

/s/  David R. Hubers*                                Director
------------------------------------
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
------------------------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
------------------------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
------------------------------------
     Stephen R. Lewis, Jr.

/s/  William R. Pearce*                              Director
------------------------------------
     William R. Pearce

/s/  Alan K. Simpson*                                Director
------------------------------------
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
------------------------------------
     John R. Thomas

/s/  William F. Truscott*                            Director
------------------------------------
     William F. Truscott

/s/  C. Angus Wurtele*                               Director
------------------------------------
     C. Angus Wurtele

*Signed pursuant to Directors' Power of Attorney dated Jan. 9, 2002, filed electronically herewith as Exhibit (q)(1), by:



/s/ Leslie L. Ogg
------------------------------------
    Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated Jan. 9, 2002, filed electronically herewith as Exhibit (q)(2), by:



/s/ Leslie L. Ogg
-----------------------------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 43 TO REGISTRATION STATEMENT NO. 2-89288


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectus for:
         AXP Equity Value Fund (incorporated by reference)
         AXP Focus 20 Fund (incorporated by reference)
         AXP Small Cap Advantage Fund (incorporated by reference)
         AXP Small Cap Growth Fund (incorporated by reference)
         AXP Strategy Aggressive Fund (incorporated by reference)

Part B.

     Statement of Additional Information for:
         AXP Equity Value Fund (incorporated by reference)
         AXP Focus 20 Fund (incorporated by reference)
         AXP Small Cap Advantage Fund (incorporated by reference)
         AXP Small Cap Growth Fund (incorporated by reference)
         AXP Strategy Aggressive Fund (incorporated by reference)

Part C.

Other information.

Exhibits.

The signatures.